Simple Agreement for Future Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 12, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, Issued for Services					$ 205
Debt Instrument, Face Amount				$ 2,500	5,265
Stock Issued During Period, Value, New Issues				11
Debt Instrument, Increase, Accrued Interest				$ 388	146
Contingently Convertible Notes Payable Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount	$ 6,000		$ 6,000
Debt Instrument, Periodic Payment	$ 5,500
2021 Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance of Common Stock			7,900
Stock Issued During Period, Value, Employee Stock Purchase Plan			$ 10,000
Debt Conversion, Converted Instrument, Rate			80.00%
Shares Issued, Price Per Share	$ 3.62		$ 3.62
2022 Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance of Common Stock					10,800
Stock Issued During Period, Value, Employee Stock Purchase Plan					10,000
Stock Issued During Period, Value, Issued for Services					$ 200
2022 Simple Agreement for Future Equity [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Conversion, Converted Instrument, Rate					70.00%
2022 Simple Agreement for Future Equity [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Conversion, Converted Instrument, Rate					80.00%
2023 Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance of Common Stock		$ 2,800
Stock Issued During Period, Value, Employee Stock Purchase Plan		$ 10,000
2023 Simple Agreement for Future Equity [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Conversion, Converted Instrument, Rate		70.00%
2023 Simple Agreement for Future Equity [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Conversion, Converted Instrument, Rate		80.00%
Contingently Convertible Notes Payable Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount					$ 1,000
Gain (Loss) on Extinguishment of Debt	$ 700
Stock Issued During Period, Value, New Issues	6,200
Debt Instrument, Increase, Accrued Interest	$ 5,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						200,000